Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 131,539	$ 173,338
Prepaid expenses and other current assets	14,094	23,242
Total current assets	145,633	196,580
Non-current assets:
Property and equipment, net	9,171	12,399
Operating lease right of use assets	4,372	8,081
Deferred tax assets	41	251
Restricted cash	33	33
Other assets	2,206	3,014
Total non-current assets	15,823	23,778
TOTAL ASSETS	161,456	220,358
Current liabilities:
Accounts payable	5,629	5,187
Income taxes payable		326
Accrued expenses and other liabilities	7,828	8,292
Operating lease liabilities—current	3,539	4,188
Total current liabilities	16,996	17,993
Non-current liabilities:
Operating lease liabilities-non-current	1,076	4,388
Other long-term liability	1,015	933
Total non-current liabilities	2,091	5,321
Total liabilities	19,087	23,314
Commitments and contingencies (Note 12)
Shareholders' equity:
Ordinary shares, pound 0.001 par value; 41,082,948 and 40,932,727 shares authorized, issued and outstanding at December 31,2023 and 2022, respectively	54	54
Deferred shares, pound 92,451.851 par value, one share authorized, issued and outstanding at December 31, 2023 and 2022	128	128
Additional paid in capital	415,210	408,844
Accumulated other comprehensive income	(13,071)	(21,695)
Accumulated deficit	(259,952)	(190,287)
Total shareholders’ equity	142,369	197,044
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 161,456	$ 220,358